REAL ESTATE INVENTORY (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
REAL ESTATE INVENTORY
Real estate, including land	¥ 15,023,424	¥ 8,800,383
Construction in progress	1,444,564	1,334,356
Real estate inventory	¥ 16,467,988	¥ 10,134,739